Other Financial Data - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Financial Data [Abstract]
Deferred revenue	$ 270	$ 251
Taxes payable	93	83
Leases	210
Other	513	602
Total	1,086	936
Deferred revenue recognized	$ 532	$ 487